Pay vs Performance Disclosure	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(2) ($)	Compensation Actually Paid to Second PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2),(3) ($)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (Loss) ($ MM)	Annual Adjusted PSP ROCE(5) (%)
							Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	19,409,262	—	34,732,785	—	8,830,452	18,432,934	145.45	170.71	7,239	16.9
2022	18,229,917	16,288,870	36,488,607	24,349,594	7,564,734	12,019,418	108.84	140.02	11,391	24.5
2021	20,953,206	—	21,535,633	—	8,163,303	7,817,258	72.45	106.53	1,594	8.5
2020	24,989,374	—	2,700,837	—	6,290,976	2,618,978	66.45	78.79	(3,714)	0.8

Company Selected Measure Name		Adjusted PSP ROCE
Named Executive Officers, Footnote		For 2023, the first Principal Executive Officer ("PEO") reflected in column (b) refers to Mr. Lashier. For 2022, 2021 and 2020, the first PEO reflected in column (b) refers to Mr. Garland, Chairman and CEO until June 30, 2022 and Executive Chairman beginning July 1, 2022. For 2022, the second PEO reflected in column (b) refers to Mr. Lashier, President and Chief Operating Officer until June 30, 2022, and President and CEO beginning July 1, 2022.The Non-PEO NEOs reflected in columns (d) and (e) represent the following individuals: For 2023, Mr. Garland, Mr. Mitchell, Mr. Mandell, and Mr. Roberts, for 2022, Mr. Mitchell, Ms. Allen Sutherland, Mr. Mandell, and Mr. Roberts; for 2021, Mr. Lashier, Mr. Mitchell, Mr. Roberts, and Mr. Herman; and for 2020, Mr. Mitchell, Mr. Roberts, Mr. Herman, and Ms. Johnson.
Peer Group Issuers, Footnote		The Peer Group TSR in column (g) represents the weighted average market capitalization of our peer group used for purposes of Item 201(e) of Regulation S-K, which are: Delek US Holdings, Inc.; HF Sinclair Corporation; Marathon Petroleum Corporation; PBF Energy Inc.; Valero Energy Corporation; CVR Energy Inc.; Dow Inc.; Westlake Chemical Corporation; LyondellBasell Industries N.V; ONEOK, Inc.; Targa Resources Corp.; and The Williams Companies, Inc.
Adjustment To PEO Compensation, Footnote	To calculate CAP, the following adjustments were made to Summary Compensation Table total compensation, in accordance with SEC rules:

Compensation Actually Paid to PEO	2023 (Mr. Lashier)	2022 (Mr. Garland)	2022 (Mr. Lashier)	2021 (Mr. Garland)	2020 (Mr. Garland)

Summary Compensation Table Total	19,409,262	18,229,917	16,288,870	20,953,206	24,989,374
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(12,621,384)	(12,326,210)	(11,236,523)	(14,459,165)	(12,588,803)
Less, Change in Pension Value reported in Summary Compensation Table	(413,305)	—	(231,983)	—	(6,851,884)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	17,061,827	15,794,483	14,260,576	14,662,552	9,514,060
Plus, fair value as of vesting date of equity awards granted and vested in the year(a)	144,398	89,225	59,342	114,921	85,470
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	4,585,683	9,650,492	4,073,013	470,710	(6,371,181)
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	6,087,396	3,803,161	910,182	(1,835,338)	(7,136,027)
Plus, the value of dividend equivalents or other earnings paid on equity awards in the year	306,113	398,405	178,639	394,928	357,826
Plus, pension service cost for services rendered during the year	172,796	849,133	47,478	1,233,818	702,002
Compensation Actually Paid to PEO	34,732,785	36,488,607	24,349,594	21,535,633	2,700,837
		(a)Represents value of RSUs withheld to satisfy Federal Insurance Contributions Act (FICA) tax obligations.
Non-PEO NEO Average Total Compensation Amount		$ 8,830,452	$ 7,564,734	$ 8,163,303	$ 6,290,976
Non-PEO NEO Average Compensation Actually Paid Amount		$ 18,432,934	12,019,418	7,817,258	2,618,978
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021	2020

Summary Compensation Table Total	8,830,452	7,564,734	8,163,303	6,290,976
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(5,252,289)	(5,081,089)	(5,575,650)	(3,332,826)
Less, Change in Pension Value reported in Summary Compensation Table	(505,266)	(84,081)	(196,955)	(765,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,100,280	6,388,526	5,407,971	2,531,727
Plus, fair value as of vesting date of equity awards granted and vested in the year(a)	60,090	26,925	38,733	16,332
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	3,078,890	2,188,370	102,802	(1,578,875)
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	4,626,026	735,558	(359,892)	(821,489)
Plus, the value of dividend equivalents or other earnings paid on equity awards in the year	197,181	135,895	150,681	133,668
Plus, pension service cost for services rendered during the year	297,571	144,581	86,265	144,488
Compensation Actually Paid to Non-PEO NEOs	18,432,934	12,019,418	7,817,258	2,618,978
		(a)Represents value of RSUs withheld to satisfy FICA tax obligations.
Compensation Actually Paid vs. Total Shareholder Return

CAP versus Total Shareholder Return
The chart below shows the alignment between the PEO and other NEOs’ CAP amounts and the Company’s cumulative TSR since 2020. This is primarily due to the Company’s use of equity incentives, which are tied directly to stock price performance and the Company’s financial performance.

Compensation Actually Paid vs. Net Income

CAP versus Net Income (Loss)
As shown in the chart below, the Company’s net income has significantly increased since 2020 primarily as a result of improved market conditions and strong operating results. In 2020, the pandemic challenged our operational and financial environment and we reported a net loss of approximately $3.7 billion. In 2021, 2022 and 2023, we realized strong performance and reported net income of approximately $1.6 billion, $11.4 billion and $7.2 billion respectively. The recovery has positively impacted our stock price and therefore the PEO and other NEOs’ CAP amounts increased in 2021, 2022 and 2023 as equity incentives are sensitive to changes in stock price which normally reflects the financial performance of the Company.

Compensation Actually Paid vs. Company Selected Measure

CAP versus Annual Adjusted PSP ROCE
The chart below shows the correlation between annual Adjusted PSP ROCE and CAP. Because CAP values both vested and outstanding equity using either the value of the award as of the vesting date or the change in value of the award with respect to the prior year end, we consider annual Adjusted PSP ROCE a better measure to show the correlation of company performance to CAP rather than the three-year performance period average Adjusted PSP ROCE we use to determine final payout of our PSP.

Tabular List, Table

Most Important Performance Measures	•Adjusted VCIP EBITDA
•Adjusted VCIP Controllable Costs
•Adjusted PSP ROCE
•3-Year Relative TSR

Total Shareholder Return Amount		$ 145.45	108.84	72.45	66.45
Peer Group Total Shareholder Return Amount		170.71	140.02	106.53	78.79
Net Income (Loss)		$ 7,239,000,000	$ 11,391,000,000	$ 1,594,000,000	$ (3,714,000,000)
Company Selected Measure Amount		16.9	24.5	8.5	0.8
PEO Name	Mr. Lashier	Mr. Lashier.
Additional 402(v) Disclosure		The charts that follow depict the relationship of "compensation actually paid" ("CAP") to our PEOs and other NEOs to (i) the TSR of the Company and its peer group (as described in Footnote 4 above), (ii) the Company's net income, and (iii) the Company's annual Adjusted PSP ROCE. Pursuant to Item 402(v) of Regulation S-K, CAP reflects adjustments to the fair value of equity awards during the years presented. Changes in our stock price and the projected and actual achievement of our performance goals greatly impact the total CAP reported for each year presented. For example, our annual TSR performance of -37%, 3%, 44% and 33% for 2020, 2021, 2022 and 2023 respectively, contributed to significant changes in CAP values reported for each year.
Measure:: 1
Pay vs Performance Disclosure
Name		•Adjusted PSP ROCE
Non-GAAP Measure Description		See Appendix A for a reconciliation of Adjusted PSP ROCE to the nearest GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name		•Adjusted VCIP EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		•Adjusted VCIP Controllable Costs
Measure:: 4
Pay vs Performance Disclosure
Name		•3-Year Relative TSR
Garland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 19,409,262	$ 18,229,917	$ 20,953,206	$ 24,989,374
PEO Actually Paid Compensation Amount		34,732,785	36,488,607	21,535,633	2,700,837
Lashier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		19,409,262	16,288,870
PEO Actually Paid Compensation Amount		34,732,785	24,349,594
PEO | Garland [Member] | Value Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,326,210)	(14,459,165)	(12,588,803)
PEO | Garland [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(6,851,884)
PEO | Garland [Member] | Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,794,483	14,662,552	9,514,060
PEO | Garland [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			89,225	114,921	85,470
PEO | Garland [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,650,492	470,710	(6,371,181)
PEO | Garland [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,803,161	(1,835,338)	(7,136,027)
PEO | Garland [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			398,405	394,928	357,826
PEO | Garland [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			849,133	1,233,818	702,002
PEO | Lashier [Member] | Value Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,621,384)	(11,236,523)
PEO | Lashier [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(413,305)	(231,983)
PEO | Lashier [Member] | Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,061,827	14,260,576
PEO | Lashier [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		144,398	59,342
PEO | Lashier [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,585,683	4,073,013
PEO | Lashier [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,087,396	910,182
PEO | Lashier [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		306,113	178,639
PEO | Lashier [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		172,796	47,478
Non-PEO NEO | Value Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,252,289)	(5,081,089)	(5,575,650)	(3,332,826)
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(505,266)	(84,081)	(196,955)	(765,023)
Non-PEO NEO | Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,100,280	6,388,526	5,407,971	2,531,727
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,090	26,925	38,733	16,332
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,078,890	2,188,370	102,802	(1,578,875)
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,626,026	735,558	(359,892)	(821,489)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		197,181	135,895	150,681	133,668
Non-PEO NEO | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 297,571	$ 144,581	$ 86,265	$ 144,488